PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Brazil 16.3%
B3 SA - Brasil Bolsa Balcao	2,741,395	$8,649,561
MercadoLibre, Inc.*	22,246	27,541,660
NU Holdings Ltd. (Class A Stock)*	3,134,525	24,950,819
XP, Inc. (Class A Stock)*(a)	1,490,245	40,251,518
		101,393,558
China 23.1%
Airtac International Group	323,728	9,628,595
Alibaba Group Holding Ltd., ADR*(a)	96,572	9,865,796
Baidu, Inc., ADR*(a)	50,544	7,884,359
BYD Co. Ltd. (Class H Stock)	363,156	12,934,899
East Money Information Co. Ltd. (Class A Stock)	5,545,220	12,511,563
Estun Automation Co. Ltd. (Class A Stock)	3,235,736	10,492,800
Kanzhun Ltd., ADR*	1,128,641	21,083,014
KE Holdings, Inc., ADR*	1,275,575	22,220,516
Kweichow Moutai Co. Ltd. (Class A Stock)	35,138	9,273,772
PDD Holdings, Inc., ADR*	170,772	15,338,741
Zhejiang Sanhua Intelligent Controls Co. Ltd. (Class A Stock)	3,042,543	11,874,813
		143,108,868
Hong Kong 1.9%
Hong Kong Exchanges & Clearing Ltd.	274,157	11,559,015
India 20.1%
Devyani International Ltd.*	6,689,711	15,726,564
HDFC Bank Ltd., ADR	95,339	6,509,747
KPIT Technologies Ltd.	971,431	12,810,890
Mahindra & Mahindra Ltd.	1,122,685	20,157,267
MakeMyTrip Ltd.*(a)	925,053	26,613,775
Max Healthcare Institute Ltd.*	1,819,358	13,168,293
Navin Fluorine International Ltd.	242,145	12,563,576
Varun Beverages Ltd.	1,745,107	17,077,033
		124,627,145
Indonesia 6.0%
Bank Central Asia Tbk PT	24,931,356	15,099,221
Bank Mandiri Persero Tbk PT	33,872,678	12,876,545
Sumber Alfaria Trijaya Tbk PT	50,635,697	9,066,739
		37,042,505

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
Mexico 1.0%
Corp. Inmobiliaria Vesta SAB de CV, ADR			170,490	$6,183,672
South Korea 8.8%
Coupang, Inc.*			639,204	11,601,553
Orion Corp.			73,680	6,557,910
Samsung Electronics Co. Ltd.			211,142	11,560,587
Samsung SDI Co. Ltd.			34,836	18,184,559
SK Hynix, Inc.			69,575	6,737,994
				54,642,603
Taiwan 20.4%
Alchip Technologies Ltd.			185,537	11,809,600
ASPEED Technology, Inc.			206,702	15,294,525
Chroma ATE, Inc.			773,713	6,815,291
eMemory Technology, Inc.			210,840	12,494,038
Global Unichip Corp.			321,567	16,819,417
Taiwan Semiconductor Manufacturing Co. Ltd.			664,356	11,996,678
Taiwan Semiconductor Manufacturing Co. Ltd., ADR			415,597	41,206,442
United Microelectronics Corp.			6,774,945	10,180,708
				126,616,699
Thailand 1.6%
Bumrungrad Hospital PCL			1,562,051	9,867,020

Total Long-Term Investments (cost $514,379,892)				615,041,085
Short-Term Investments 7.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	12,575,697	12,575,697
PGIM Institutional Money Market Fund (cost $35,118,379; includes $34,985,776 of cash collateral for securities on loan)(b)(wi)	35,142,483	35,121,397

Total Short-Term Investments (cost $47,694,076)				47,697,094

TOTAL INVESTMENTS 106.9% (cost $562,073,968)				662,738,179
Liabilities in excess of other assets (6.9)%				(42,788,741)

Net Assets 100.0%				$619,949,438

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,883,098; cash collateral of $34,985,776 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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